UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08014

Dividend Builder Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Dividend Builder Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 3.4%
General Dynamics Corp.	275,000	$20,245,500
Lockheed Martin Corp.	200,000	21,934,000
Raytheon Co.	325,000	17,390,750
		$59,570,250
Capital Markets — 1.2%
Goldman Sachs Group, Inc.	100,000	$12,800,000
Morgan Stanley	400,000	9,200,000
		$22,000,000
Commercial Banks — 2.0%
PNC Financial Services Group, Inc.	300,000	$22,410,000
U.S. Bancorp	375,000	13,507,500
		$35,917,500
Commercial Services & Supplies — 1.4%
Waste Management, Inc.	800,000	$25,192,000
		$25,192,000
Computers & Peripherals — 2.5%
Hewlett-Packard Co.	425,000	$19,652,000
International Business Machines Corp.	210,000	24,561,600
		$44,213,600
Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	675,000	$31,522,500
		$31,522,500
Diversified Telecommunication Services — 8.9%
AT&T, Inc.	941,750	$26,293,660
Bell Aliant Regional Communications, Inc. (1)(2)	10,697	251,428
Deutsche Telekom AG	1,500,000	22,729,876
Koninklijke (Royal) KPN NV	2,300,000	33,142,146
Telefonica O2 Czech Republic AS	750,000	17,677,693
Telefonos de Mexico SA de CV (Telmex) ADR (3)	775,000	19,956,250
Telenor ASA	283,200	3,504,258
Telmex Internacional SAB de CV ADR (3)	625,000	8,125,000
Verizon Communications, Inc.	817,000	26,217,530
		$157,897,841
Electric Utilities — 15.3%
CEZ AS	575,000	$35,669,391
E.ON AG	375,000	18,834,090
E.ON AG ADR	260,000	12,610,000
Edison International	250,000	9,975,000
Entergy Corp. (3)	250,000	22,252,500
Exelon Corp.	625,000	39,137,500
FirstEnergy Corp.	650,000	43,543,500
Fortum Oyj	450,000	15,067,884
FPL Group, Inc.	381,860	19,207,558
ITC Holdings Corp.	410,784	21,266,288
RWE AG	220,000	20,927,134
Scottish and Southern Energy PLC	500,000	12,755,807
		$271,246,652

Electrical Equipment — 0.9%
Energy Conversion Devices, Inc. (1)	100,000	$5,825,000
Evergreen Solar, Inc. (1)(3)	1,000,000	5,520,000
Sunpower Corp., Class A (1)(3)	70,000	4,965,100
		$16,310,100
Energy Equipment & Services — 3.0%
Diamond Offshore Drilling, Inc.	115,000	$11,851,900
Schlumberger, Ltd.	325,000	25,379,250
Transocean, Inc. (1)	139,920	15,368,813
		$52,599,963
Food & Staples Retailing — 5.9%
CVS Caremark Corp.	800,000	$26,928,000
Kroger Co. (The)	1,350,000	37,098,000
Wal-Mart Stores, Inc.	675,000	40,425,750
		$104,451,750
Food Products — 1.8%
Nestle SA	750,000	$32,498,433
		$32,498,433
Gas Utilities — 0.6%
Enagas	500,000	$10,757,813
		$10,757,813
Health Care Equipment & Supplies — 5.3%
Becton, Dickinson and Co.	360,000	$28,893,600
Boston Scientific Corp. (1)	1,750,000	21,472,500
Covidien, Ltd.	525,000	28,224,000
Medtronic, Inc.	300,000	15,030,000
		$93,620,100
Health Care Providers & Services — 2.1%
Fresenius Medical Care AG & Co. KGaA	730,000	$37,704,954
		$37,704,954
Hotels, Restaurants & Leisure — 2.4%
McDonald’s Corp.	700,000	$43,190,000
		$43,190,000
Household Durables — 1.1%
Whirlpool Corp. (3)	250,000	$19,822,500
		$19,822,500
Independent Power Producers & Energy Traders — 1.5%
NRG Energy, Inc. (1)	1,105,000	$27,348,750
		$27,348,750
Insurance — 7.9%
ACE, Ltd.	385,571	$20,870,959
AFLAC, Inc.	600,000	35,250,000
Allianz SE	60,000	8,207,491
Chubb Corp.	650,000	35,685,000
Prudential PLC	1,400,000	12,798,220
Zurich Financial Services AG	100,000	27,764,916
		$140,576,586
IT Services — 2.9%
MasterCard, Inc., Class A (3)	140,000	$24,826,200
Visa, Inc., Class A	427,891	26,268,228
		$51,094,428
Leisure Equipment & Products — 1.5%
Mattel, Inc.	1,500,000	$27,060,000
		$27,060,000
Media — 1.5%
Comcast Corp., Class A	1,311,000	$25,734,930
		$25,734,930

Metals & Mining — 1.8%
BHP Billiton, Ltd. ADR (3)	200,000	$10,398,000
Goldcorp, Inc. (3)	675,000	21,350,250
		$31,748,250
Multiline Retail — 3.1%
JC Penney Co., Inc.	700,000	$23,338,000
Nordstrom, Inc.	400,000	11,528,000
Target Corp.	400,000	19,620,000
		$54,486,000
Multi-Utilities — 3.0%
GDF Suez, ADR (1)	668,179	$32,740,771
National Grid PLC	500,000	6,362,971
United Utilities Group PLC	1,197,727	14,902,220
		$54,005,962
Oil, Gas & Consumable Fuels — 7.1%
Anadarko Petroleum Corp.	460,000	$22,314,600
Apache Corp.	250,000	26,070,000
ConocoPhillips	400,000	29,300,000
Occidental Petroleum Corp.	500,000	35,225,000
Southwestern Energy Co. (1)	400,000	12,216,000
		$125,125,600
Pharmaceuticals — 3.7%
Johnson & Johnson	300,000	$20,784,000
Novartis AG ADR	250,000	13,210,000
Schering-Plough Corp.	500,000	9,235,000
Teva Pharmaceutical Industries, Ltd., ADR (3)	500,000	22,895,000
		$66,124,000
Real Estate Investment Trusts (REITs) — 1.9%
Boston Properties, Inc.	155,600	$14,573,496
Simon Property Group, Inc.	200,000	19,400,000
		$33,973,496
Software — 0.5%
Microsoft Corp.	325,000	$8,674,250
		$8,674,250
Specialty Retail — 0.8%
Staples, Inc.	600,000	$13,500,000
		$13,500,000
Tobacco — 1.1%
Philip Morris International, Inc.	400,000	$19,240,000
		$19,240,000
Wireless Telecommunication Services — 2.3%
Rogers Communications, Inc., Class B (3)	500,000	$16,620,000
Vodafone Group PLC ADR	1,081,687	23,905,283
		$40,525,283
Total Common Stocks (identified cost $1,718,697,715)		$1,777,733,491

Other Investments — 0.0%

Description	Shares	Value
United Utilities PLC, Deferred Shares (1)(4)	1,550,000	$0
Total Other Investments (identified cost $0)		$0

Short-Term Investments — 7.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.77% (5)(6)	$127,604	$127,604,496
Total Short-Term Investments (identified cost $128,097,965)		$127,604,496
Total Investments — 107.4% (identified cost $1,846,795,680)		$1,905,337,987
Other Assets, Less Liabilities — (7.4)%		$(131,975,606)
Net Assets — 100.0%		$1,773,362,381

ADR	—	American Depository Receipt

(1)		Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate value of the securities is $251,428 or 0.01% of the Portfolio’s net assets.

(3)		All or a portion of this security was on loan at September 30, 2008.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio, an affiliated investment, for the fiscal year to date ended September 30, 2008 were $5,342,596 and $990,555, respectively.

(6)

The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan as of September 30, 2008.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested.  As of September 30, 2008, the Portfolio loaned securities having a market value of $120,877,019 and received $128,482,304 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	81.6%	$1,446,428,194
Germany	6.1	108,403,546
Switzerland	3.4	60,263,349
Czech Republic	3.0	53,347,084
United Kingdom	2.6	46,819,217
Netherlands	1.9	33,142,146
Finland	0.8	15,067,884
Spain	0.6	10,757,813
Norway	0.2	3,504,258
Long-Term Investments	100.2%	$1,777,733,491
Short-Term Investments		$127,604,496
Total Investments		$1,905,337,987

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,846,878,232
Gross unrealized appreciation	$156,243,144
Gross unrealized depreciation	(97,783,389)
Net unrealized appreciation	$58,459,755

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•      Level 1 – quoted prices in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$1,573,781,262
Level 2	Other Significant Observable Inputs	331,556,725
Level 3	Significant Unobservable Inputs	—
Total		$1,905,337,987

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Builder Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008